PROPERTY AND EQUIPMENT, NET	12 Months Ended
Jun. 30, 2018
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
NOTE 9. PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following:

	June 30, 2017	June 30, 2018	June 30, 2018
	RMB	RMB	U.S. Dollars
Motor vehicles	¥4,116,847	¥4,456,156	$673,156
Office equipment and fixtures	1,139,587	1,239,914	187,304
Production equipment	916,026	1,609,500	243,134
Total property and equipment	6,172,460	7,305,570	1,103,594
Less: Accumulated depreciation	(3,404,490)	(4,134,461)	(624,560)
Property and equipment, net	¥2,767,970	¥3,171,109	$479,034
Construction in progress	¥-	¥11,779,784	$1,779,477

On August 4, 2017, Gan Su BHD purchased the land use right of state-owned construction land in Yumen, Gan Su, in the amount of ¥1,361,969 ($205,742). The land use right was intended to establish production line of the oily sludge disposal projects. As of June 30, 2018, the total cost incurred in the project was ¥11,779,784 ($1,779,477), based on the management’s best estimation, this project needs additional cost of ¥6.93 million ($1.05 million) and the expected completion date will be February, 2019
.

Depreciation expenses were ¥955,083, ¥856,735 and ¥1,092,206 ($164,991) for the years ended June 30, 2016, 2017 and 2018, respectively.

Gain from property and equipment disposal was ¥40,688, ¥35,919 and ¥78,285 ($11,826) for the years ended June 30, 2016, 2017 and 2018, respectively.